Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenue		$ 6,206,178	$ 2,537,743	$ 887,310
Cost of revenue		(4,317,501)	(1,272,440)	(523,377)
Gross profit		1,888,677	1,265,303	363,933
Operating expenses:
General and administrative expenses		(959,589)	(205,341)	(50,662)
Sales and distribution expenses		(145,059)	(45,378)	(14,127)
Total operating expenses		(1,104,648)	(250,719)	(64,789)
Income from operations		784,029	1,014,584	299,144
Interest income		3,297	127	114
Interest expenses		(2,157)	(1,741)	(2,478)
Foreign exchange gains, net		3,747	234	2,934
Sundry income		1,163	5,009	448
Total income before income tax expense		790,079	1,018,213	300,162
Income tax expenses		(180,697)	(238,935)	(60,874)
Net income		609,382	779,278	239,288
Other comprehensive income (loss)
Foreign currency translation adjustments, net of tax of nil		9,004	(90,068)	2,935
Total comprehensive income		$ 618,386	$ 689,210	$ 242,223
Net earnings per ordinary share attributable to ordinary shareholders of the Company
Basic (in Dollars per share)	[1]	$ 0.0383	$ 0.0623	$ 0.0191
Diluted (in Dollars per share)	[1]	$ 0.0383	$ 0.0623	$ 0.0191
Weighted average shares used in calculating net earnings per ordinary share (in Shares)		15,912,669	12,500,000	12,500,000
Revenue from third parties
Total revenue		$ 6,102,912	$ 2,227,403	$ 824,932
Revenue from related parties
Total revenue		$ 103,266	$ 310,340	$ 62,378

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Stock Split (Note 14).